Other income/(expenses)	12 Months Ended
Dec. 31, 2023
Other Income (Expense) [Abstract]
Other income/(expenses)	Other income/(expenses)

	2023	2022	2021

IPO expenses and IPO related bonuses	—	—	(2,862)
Share issuance expenses – SPAC (notes 5(a) and 20(c))	(6,167)	(10,325)	—
Associate derecognition	4,199	—	—
Transaction costs (a)	(9,618)	(4,536)	(8,550)
Transaction costs – SPAC	—	(315)	—
Contingent consideration adjustments(b)	9,422	12,322	(264)
Gross obligation adjustments (b)	(11,666)	(3,533)	—
Deferred consideration adjustments (b)	(788)	(729)	—
Restructuring costs (c)	(2,104)	(1,293)	—
Net gain/(loss) on disposal of property and equipment	25	(51)	—
Other	(1,969)	(805)	(830)
Other income/(expenses)	(18,666)	(9,265)	(12,506)

(a)Transaction costs relate to expenses incurred on acquisition of subsidiaries for business combination.
(b)Measurement of the present value of considerations payable (note 20 (b)) and gross obligations under put option (note 20(d)) for acquired businesses, included under other income/(expenses) based on its correlation with the Groups’ expansion strategy through acquisition activity. The movement for contingent consideration for the year ended December 31, 2023 and 2022 relates to the financial performance of Moneda, an acquired businesses, being lower than the earn-out performance criteria.
(c)Expenses incurred to third party service providers assisting in the reorganizing and integration of acquired businesses to improve the Group’s long-term future performance and efficiency.